Loans and Allowance for Loan Losses (Details 7) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	$ 328	$ 65
Non-Accrual	5,672	3,429
Loans	1,068,432	974,029
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	1,059,498	965,831
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	2,934	4,704
Commercial, financial, and agricultural
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	2	0
Non-Accrual	2,507	982
Loans	192,238	182,881
Commercial, financial, and agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	189,537	181,609
Commercial, financial, and agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	192	290
Residential real estate | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	275	0
Non-Accrual	0	0
Loans	26,492	18,907
Residential real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	25,930	18,681
Residential real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	287	226
Residential real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	28	54
Non-Accrual	1,956	1,888
Loans	246,754	259,900
Residential real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	242,597	254,758
Residential real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	2,173	3,200
Commercial real estate | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	97	50
Loans	98,340	55,653
Commercial real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	98,243	55,603
Commercial real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	0	0
Commercial real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	936	420
Loans	472,455	426,470
Commercial real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	471,476	425,260
Commercial real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	43	790
Installment and Other Consumer
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	23	11
Non-Accrual	176	89
Loans	32,153	30,218
Installment and Other Consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	31,715	29,920
Installment and Other Consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	$ 239	$ 198